UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF

REGISTERED MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-05262

MFS SERIES TRUST VIII

(Exact name of registrant as specified in charter)

500 Boylston Street, Boston, Massachusetts 02116

(Address of principal executive offices) (Zip code)

Susan S. Newton

Massachusetts Financial Services Company

500 Boylston Street

Boston, Massachusetts 02116

(Name and address of agents for service)

Registrant’s telephone number, including area code: (617) 954-5000

Date of fiscal year end: October 31

Date of reporting period: January 31, 2011

ITEM 1.	SCHEDULE OF INVESTMENTS.

MFS® Global Growth Fund

1/31/11
Quarterly portfolio holdings

MFS INVESTMENT MANAGEMENT

MFS Global Growth Fund

PORTFOLIO OF INVESTMENTS (unaudited) 1/31/11

Issuer	Shares/Par	Value ($)
Common Stocks – 98.9%
Aerospace – 1.3%
United Technologies Corp.	38,060	$3,094,278

Alcoholic Beverages – 3.8%
Diageo PLC	174,322	$3,356,437
Heineken N.V.	30,410	1,530,742
Pernod Ricard S.A.	43,125	4,111,275

		$8,998,454

Apparel Manufacturers – 3.8%
Compagnie Financiere Richemont S.A.	31,007	$1,686,663
Li & Fung Ltd.	300,200	1,953,594
LVMH Moet Hennessy Louis Vuitton S.A.	22,298	3,481,867
NIKE, Inc., “B”	22,640	1,867,347

		$8,989,471

Broadcasting – 1.1%
Publicis Groupe	48,306	$2,486,133

Brokerage & Asset Managers – 6.3%
BM&F Bovespa S.A.	403,300	$2,818,588
Charles Schwab Corp.	79,350	1,432,268
CME Group, Inc.	8,310	2,564,134
Deutsche Boerse AG	31,466	2,385,001
Franklin Resources, Inc.	22,040	2,659,126
ICAP PLC	130,371	1,120,399
Nomura Holdings, Inc.	279,000	1,691,757

		$14,671,273

Business Services – 7.1%
Accenture Ltd., “A”	85,230	$4,386,788
Cognizant Technology Solutions Corp., “A” (a)	15,010	1,094,980
Compass Group PLC	197,310	1,755,719
Dun & Bradstreet Corp.	41,070	3,488,897
Hays PLC	643,555	1,248,394
Intertek Group PLC	48,868	1,359,710
MSCI, Inc., “A” (a)	59,060	2,021,624
Verisk Analytics, Inc., “A” (a)	40,970	1,386,015

		$16,742,127

Chemicals – 1.0%
Monsanto Co.	31,480	$2,310,002

Computer Software – 3.3%
Autodesk, Inc. (a)	69,550	$2,829,294
Oracle Corp. (s)	156,330	5,007,250

		$7,836,544

Computer Software - Systems – 6.2%
Acer, Inc.	852,510	$2,316,182
Apple, Inc. (a)	11,370	3,858,068
EMC Corp. (a)	98,080	2,441,211
International Business Machines Corp.	26,040	4,218,480
Konica Minolta Holdings, Inc.	171,500	1,650,065

		$14,484,006

Consumer Products – 4.0%
Church & Dwight Co., Inc.	21,200	$1,458,772
Colgate-Palmolive Co.	36,730	2,819,762
Procter & Gamble Co.	43,380	2,738,579

1

MFS Global Growth Fund

PORTFOLIO OF INVESTMENTS (unaudited) 1/31/11 - continued

Issuer	Shares/Par	Value ($)
Common Stocks – continued
Consumer Products – continued
Reckitt Benckiser Group PLC	44,970	$2,445,595

		$9,462,708

Electrical Equipment – 4.2%
Danaher Corp.	113,970	$5,249,458
Schneider Electric S.A.	29,153	4,546,299

		$9,795,757

Electronics – 6.2%
Hoya Corp.	82,700	$1,944,388
Microchip Technology, Inc.	68,900	2,512,783
Samsung Electronics Co. Ltd.	3,004	2,639,593
Taiwan Semiconductor Manufacturing Co. Ltd., ADR	411,158	5,373,835
Tokyo Electron Ltd.	31,500	2,046,922

		$14,517,521

Energy - Independent – 0.8%
INPEX Corp.	276	$1,799,855

Energy - Integrated – 2.6%
Chevron Corp.	19,150	$1,817,910
Hess Corp.	24,580	2,067,670
Suncor Energy, Inc.	53,725	2,224,436

		$6,110,016

Food & Beverages – 4.2%
Groupe Danone	65,963	$3,972,880
Mead Johnson Nutrition Co., “A”	18,560	1,075,923
Nestle S.A.	40,127	2,170,004
PepsiCo, Inc.	40,660	2,614,845

		$9,833,652

Food & Drug Stores – 1.4%
Tesco PLC	507,999	$3,276,924

General Merchandise – 1.4%
Kohl’s Corp. (a)	29,050	$1,475,159
Target Corp.	31,070	1,703,568

		$3,178,727

Internet – 0.8%
Google, Inc., “A” (a)	3,040	$1,825,094

Machinery & Tools – 0.9%
Schindler Holding AG	18,477	$2,063,004

Major Banks – 5.9%
Bank of New York Mellon Corp.	45,120	$1,409,098
Credit Suisse Group AG	57,983	2,592,651
HSBC Holdings PLC	239,386	2,609,832
Julius Baer Group Ltd.	58,816	2,661,673
Standard Chartered PLC	128,094	3,342,502
State Street Corp.	24,410	1,140,435

		$13,756,191

Medical & Health Technology & Services – 1.9%
Diagnosticos da America S.A.	94,900	$1,152,839
Fresenius Medical Care AG & Co. KGaA	19,483	1,139,963
Patterson Cos., Inc.	64,840	2,143,610

		$4,436,412

2

MFS Global Growth Fund

PORTFOLIO OF INVESTMENTS (unaudited) 1/31/11 - continued

Issuer	Shares/Par	Value ($)
Common Stocks – continued
Medical Equipment – 6.6%
Becton, Dickinson & Co.	13,720	$1,138,074
DENTSPLY International, Inc.	63,090	2,238,433
Essilor International S.A.	17,982	1,202,074
Medtronic, Inc.	45,810	1,755,439
Sonova Holding AG	18,724	2,350,417
Synthes, Inc.	21,350	2,818,019
Thermo Fisher Scientific, Inc. (a)	45,710	2,617,812
Waters Corp. (a)	18,960	1,448,354

		$15,568,622

Metals & Mining – 2.4%
BHP Billiton PLC	147,625	$5,628,060

Network & Telecom – 2.4%
Cisco Systems, Inc. (a)(s)	262,380	$5,549,337

Oil Services – 3.3%
National Oilwell Varco, Inc.	46,710	$3,451,869
Schlumberger Ltd. (s)	48,430	4,309,786

		$7,761,655

Other Banks & Diversified Financials – 4.1%
Akbank T.A.S.	231,710	$1,089,370
Banco Santander Brasil S.A., ADR	280,310	3,251,596
HDFC Bank Ltd.	16,472	734,549
MasterCard, Inc., “A”	8,240	1,948,842
Visa, Inc., “A”	36,480	2,548,128

		$9,572,485

Pharmaceuticals – 4.7%
Allergan, Inc.	18,700	$1,320,407
Bayer AG	36,511	2,692,409
Johnson & Johnson	33,300	1,990,341
Roche Holding AG	11,176	1,700,078
Teva Pharmaceutical Industries Ltd., ADR	60,650	3,314,523

		$11,017,758

Specialty Chemicals – 5.6%
Akzo Nobel N.V.	55,346	$3,461,871
L’Air Liquide S.A.	9,339	1,166,512
Linde AG	20,157	2,937,802
Praxair, Inc.	21,830	2,031,063
Shin-Etsu Chemical Co. Ltd.	42,800	2,403,617
Symrise AG	39,093	1,106,612

		$13,107,477

Specialty Stores – 1.0%
Esprit Holdings Ltd.	293,230	$1,389,680
Industria de Diseno Textil S.A.	13,601	1,027,738

		$2,417,418

Telecommunications - Wireless – 0.6%
MTN Group Ltd.	89,076	$1,523,884

Total Common Stocks		$231,814,845

Money Market Funds (v) – 1.2%
MFS Institutional Money Market Portfolio, 0.2%, at Net Asset Value	2,677,648	$2,677,648

3

MFS Global Growth Fund

PORTFOLIO OF INVESTMENTS (unaudited) 1/31/11 - continued

Total Investments	$234,492,493

Other Assets, Less Liabilities – (0.1)%	(194,890)

Net Assets – 100.0%	$234,297,603

(a)	Non-income producing security.
(s)	Security or a portion of the security was pledged to cover collateral requirements for securities sold short. At January 31, 2011, the value of securities pledged amounted to $176,624. At January 31, 2011, the fund had no short sales outstanding.
(v)	Underlying affiliated fund that is available only to investment companies managed by MFS. The rate quoted is the annualized seven-day yield of the fund at period end.

The following abbreviations are used in this report and are defined:

ADR	American Depository Receipt
PLC	Public Limited Company

See attached supplemental information. For more information see notes to financial statements as disclosed in the most recent semiannual or annual report.

4

MFS Global Growth Fund

Supplemental Information (Unaudited) 1/31/11

(1) Investment Valuations

Equity securities, including restricted equity securities, are generally valued at the last sale or official closing price as provided by a third-party pricing service on the market or exchange on which they are primarily traded. Equity securities, for which there were no sales reported that day, are generally valued at the last quoted daily bid quotation as provided by a third-party pricing service on the market or exchange on which such securities are primarily traded. Equity securities held short, for which there were no sales reported for that day, are generally valued at the last quoted daily ask quotation as provided by a third-party pricing service on the market or exchange on which such securities are primarily traded. Short-term instruments with a maturity at issuance of 60 days or less generally are valued at amortized cost, which approximates market value. Open-end investment companies are generally valued at net asset value per share. Securities and other assets generally valued on the basis of information from a third-party pricing service may also be valued at a broker/dealer bid quotation. Values obtained from third-party pricing services can utilize both transaction data and market information such as yield, quality, coupon rate, maturity, type of issue, trading characteristics, and other market data. The values of foreign securities and other assets and liabilities expressed in foreign currencies are converted to U.S. dollars using the mean of bid and asked prices for rates provided by a third-party pricing service.

The Board of Trustees has delegated primary responsibility for determining or causing to be determined the value of the fund’s investments (including any fair valuation) to the adviser pursuant to valuation policies and procedures approved by the Board. If the adviser determines that reliable market quotations are not readily available, investments are valued at fair value as determined in good faith by the adviser in accordance with such procedures under the oversight of the Board of Trustees. Under the fund’s valuation policies and procedures, market quotations are not considered to be readily available for most types of debt instruments and floating rate loans and many types of derivatives. These investments are generally valued at fair value based on information from third-party pricing services. In addition, investments may be valued at fair value if the adviser determines that an investment’s value has been materially effected by events occurring after the close of the exchange or market on which the investment is principally traded (such as foreign exchange or market) and prior to the determination of the fund’s net asset value, or after the halting of trading of a specific security where trading does not resume prior to the close of the exchange or market on which the security is principally traded. Events that occur on a frequent basis after foreign markets close (such as developments in foreign markets and significant movements in the U.S. markets) and prior to the determination of the fund’s net asset value may be deemed to have a material effect on the value of securities traded in foreign markets. Accordingly, the fund’s foreign equity securities may often be valued at fair value. The adviser generally relies on third-party pricing services or other information (such as the correlation with price movements of similar securities in the same or other markets; the type, cost and investment characteristics of the security; the business and financial condition of the issuer; and trading and other market data) to assist in determining whether to fair value and at what value to fair value an investment. The value of an investment for purposes of calculating the fund’s net asset value can differ depending on the source and method used to determine value. When fair valuation is used, the value of an investment used to determine the fund’s net asset value may differ from quoted or published prices for the same investment. There can be no assurance that the fund could obtain the fair value assigned to an investment if it were to sell the investment at the same time at which the fund determines its net asset value per share.

Various inputs are used in determining the value of the fund’s assets or liabilities. These inputs are categorized into three broad levels. In certain cases, the inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, an investment’s level within the fair value hierarchy is based on the lowest level of input that is significant to the fair value measurement. The fund’s assessment of the significance of a particular input to the fair value measurement in its entirety requires judgment, and considers factors specific to the investment. Level 1 includes unadjusted quoted prices in active markets for identical assets or liabilities. Level 2 includes other significant observable market-based inputs (including quoted prices for similar securities, interest rates, prepayment speed, and credit risk). Level 3 includes unobservable inputs, which may include the adviser’s own assumptions in determining the fair value of investments. The following is a summary of the levels used as of January 31, 2011 in valuing the fund’s assets or liabilities:

Investments at Value	Level 1	Level 2	Level 3	Total
Equity Securities:
United States	$109,060,313	$—	$—	$109,060,313
United Kingdom	26,143,571	—	—	26,143,571
France	20,967,040	—	—	20,967,040
Switzerland	18,042,509	—	—	18,042,509
Japan	—	11,536,605	—	11,536,605
Germany	10,261,788	—	—	10,261,788
Taiwan	5,373,835	2,316,182	—	7,690,017
Brazil	7,223,023	—	—	7,223,023
Netherlands	4,992,613	—	—	4,992,613
Other Countries	10,214,809	5,682,557	—	15,897,366
Mutual Funds	2,677,648	—	—	2,677,648

Total Investments	$214,957,149	$19,535,344	$—	$234,492,493

For further information regarding security characteristics, see the Portfolio of Investments.

5

MFS Global Growth Fund

Supplemental Information (Unaudited) 1/31/11 - continued

(2) Portfolio Securities

The cost and unrealized appreciation and depreciation in the value of the investments owned by the fund, as computed on a federal income tax basis, are as follows:

Aggregate cost	$213,215,847

Gross unrealized appreciation	$30,857,859
Gross unrealized depreciation	(9,581,213)

Net unrealized appreciation (depreciation)	$21,276,646

The aggregate cost above includes prior fiscal year end tax adjustments, if applicable.

(3) Transactions in Underlying Affiliated Funds-Affiliated Issuers

An affiliated issuer may be considered one in which the fund owns 5% or more of the outstanding voting securities, or a company which is under common control. For the purposes of this report, the fund assumes the following to be affiliated issuers:

Underlying Affiliated Funds	Beginning Shares/Par Amount	Acquisitions Shares/Par Amount	Dispositions Shares/Par Amount	Ending Shares/Par Amount
MFS Institutional Money Market Portfolio	1,592,737	13,263,890	(12,178,979)	2,677,648

Underlying Affiliated Funds	Realized Gain (Loss)	Capital Gain Distributions	Dividend Income	Ending Value
MFS Institutional Money Market Portfolio	$—	$—	$1,256	$2,677,648

(4) Issuer Country Weightings

Issuer country weighting percentages of portfolio holdings based on net assets, as of January 31, 2011, are as follows:

United States	46.5%
United Kingdom	11.2%
France	8.9%
Switzerland	7.7%
Japan	4.9%
Germany	4.4%
Taiwan	3.3%
Brazil	3.1%
Netherlands	2.1%
Other Countries	7.9%

6

MFS® Strategic Income Fund

1/31/11
Quarterly portfolio holdings

MFS® INVESTMENT MANAGEMENT

MFS Strategic Income Fund

PORTFOLIO OF INVESTMENTS (unaudited) 1/31/11

Issuer	Shares/Par	Value ($)
Bonds – 96.4%
Aerospace – 0.5%
Alliant Techsystems, Inc., 6.875%, 2020	$175,000	$180,688
BE Aerospace, Inc., 8.5%, 2018	260,000	283,400
Bombardier, Inc., 7.5%, 2018 (n)	470,000	511,125
Hawker Beechcraft Acquisition Co. LLC, 8.5%, 2015	375,000	274,688
Oshkosh Corp., 8.25%, 2017	185,000	203,038

		$1,452,939

Apparel Manufacturers – 0.3%
Hanesbrands, Inc., 8%, 2016	$265,000	$286,200
Hanesbrands, Inc., 6.375%, 2020 (n)	130,000	125,288
Phillips-Van Heusen Corp., 7.375%, 2020	305,000	325,969

		$737,457

Asset-Backed & Securitized – 4.3%
Anthracite Ltd., “A”, CDO, FRN, 0.62%, 2019 (z)	$431,701	$392,848
Anthracite Ltd., CDO, 6%, 2037 (z)	1,200,000	900,000
ARCap REIT, Inc., CDO, “H”, 6.1%, 2045 (q)(z)	900,000	51,750
Bayview Financial Revolving Mortgage Loan Trust, FRN, 1.86%, 2040 (z)	500,597	230,025
Brazilian Merchant Voucher Receivables Ltd., 5.911%, 2011 (z)	156,855	159,208
Capital Trust Realty Ltd., CDO, 5.16%, 2035 (z)	900,000	909,000
Chase Commercial Mortgage Securities Corp., 6.6%, 2029 (z)	890,631	933,955
Compagnie de Financement Foncier, FRN, 1.053%, 2012 (n)	1,900,000	1,898,015
Crest Ltd., “A1” CDO, FRN, 0.783%, 2018 (z)	793,276	682,217
Crest Ltd., CDO, 7%, 2040	421,370	21,068
Deutsche Mortgage & Asset Receiving Corp., FRN, 7.5%, 2031	621,817	625,394
Falcon Franchise Loan LLC, 6.5%, 2014 (z)	228,057	193,848
Falcon Franchise Loan LLC, FRN, 3.187%, 2021 (i)(z)	2,570,003	110,510
Falcon Franchise Loan LLC, FRN, 3.946%, 2025 (i)(z)	2,733,686	210,220
First Union-Lehman Brothers Bank of America, FRN, 0.456%, 2035 (i)	11,903,146	202,963
First Union-Lehman Brothers Commercial Mortgage Trust, 7%, 2029 (n)	323,274	336,093
GMAC LLC, FRN, 6.02%, 2033 (z)	890,436	924,091
Hertz Global Holdings, Inc., 4.26%, 2014 (n)	770,000	808,023
Hertz Vehicle Financing LLC, 2010-1A, “A1”, 2.6%, 2015 (n)	310,000	314,743
KKR Financial CLO Ltd., “C”, FRN, 1.736%, 2021 (n)	523,730	442,552
Morgan Stanley Capital I, Inc., 1.43%, 2039 (i)(z)	6,934,554	173,364
Prudential Securities Secured Financing Corp., FRN, 7.316%, 2013 (z)	875,000	879,005
Salomon Brothers Mortgage Securities, Inc., FRN, 7.078%, 2032 (z)	1,075,000	1,131,741

		$12,530,633

Automotive – 1.2%
Accuride Corp., 9.5%, 2018 (n)	$285,000	$316,350
Allison Transmission, Inc., 11%, 2015 (n)	290,000	317,550
Ford Motor Credit Co. LLC, 12%, 2015	1,778,000	2,254,337
General Motors Corp., 7.125%, 2013 (d)	375,000	133,125
Goodyear Tire & Rubber Co., 10.5%, 2016	405,000	459,675
UCI International, Inc., 8.625%, 2019 (z)	70,000	72,975

		$3,554,012

Basic Industry – 0.1%
Trimas Corp., 9.75%, 2017	$285,000	$314,213

Broadcasting – 2.6%
Allbritton Communications Co., 8%, 2018	$255,000	$264,881
CBS Corp., 5.75%, 2020	260,000	275,991
Citadel Broadcasting Corp., 7.75%, 2018 (z)	45,000	47,925
Entravision Communications Corp., 8.75%, 2017	75,000	80,250
Gray Television, Inc., 10.5%, 2015	80,000	82,200

MFS Strategic Income Fund

PORTFOLIO OF INVESTMENTS (unaudited) 1/31/11 - continued

Issuer	Shares/Par		Value ($)
Bonds – continued
Broadcasting – continued
Inmarsat Finance PLC, 7.375%, 2017 (n)		$380,000	$403,750
Intelsat Bermuda Ltd., 11.25%, 2017		135,000	151,538
Intelsat Jackson Holdings Ltd., 9.5%, 2016		1,060,000	1,126,250
Intelsat Jackson Holdings Ltd., 7.25%, 2020 (n)		190,000	194,275
Lamar Media Corp., 6.625%, 2015		335,000	342,956
LBI Media, Inc., 8.5%, 2017 (z)		190,000	159,838
Local TV Finance LLC, 9.25%, 2015 (p)(z)		363,423	338,892
NBC Universal, Inc., 5.95%, 2041 (n)		939,000	914,544
Newport Television LLC, 13%, 2017 (n)(p)		121,491	107,798
News America, Inc., 6.4%, 2035		890,000	933,243
News America, Inc., 6.9%, 2039		251,000	280,929
Nexstar Broadcasting, Inc., 7%, 2014		126,000	123,165
Nexstar Broadcasting, Inc., 0.5% to 2011, 7% to 2014 (p)		383,998	373,918
Salem Communications Corp., 9.625%, 2016		38,000	41,230
Sinclair Broadcast Group, Inc., 9.25%, 2017 (n)		130,000	143,325
Sinclair Broadcast Group, Inc., 8.375%, 2018 (n)		50,000	51,750
SIRIUS XM Radio, Inc., 13%, 2013 (z)		180,000	214,200
SIRIUS XM Radio, Inc., 8.75%, 2015 (n)		180,000	196,650
SIRIUS XM Radio, Inc., 7.625%, 2018 (n)		205,000	212,688
Univision Communications, Inc., 12%, 2014 (n)		62,000	67,658
Univision Communications, Inc., 10.5%, 2015 (n)(p)		233,242	244,846
Univision Communications, Inc., 7.875%, 2020 (n)		135,000	144,113

			$7,518,803

Brokerage & Asset Managers – 1.1%
BlackRock, Inc., 3.5%, 2014		$700,000	$732,985
E*TRADE Financial Corp., 7.875%, 2015		225,000	225,000
E*TRADE Financial Corp., 12.5%, 2017		130,000	154,538
Janus Capital Group, Inc., 6.95%, 2017		375,000	396,222
TD AMERITRADE Holding Corp., 5.6%, 2019		1,600,000	1,682,298

			$3,191,043

Building – 1.2%
Building Materials Holding Corp., 6.875%, 2018 (n)		$125,000	$126,875
Building Materials Holding Corp., 7%, 2020 (n)		290,000	304,500
CEMEX Finance LLC, 9.5%, 2016 (n)		363,000	371,621
CEMEX Finance LLC, 9.625%, 2017 (n)	EUR	150,000	213,587
CEMEX S.A.B. de C.V., 9%, 2018 (z)		$100,000	102,500
CRH PLC, 8.125%, 2018		590,000	684,930
Lafarge S.A., 6.15%, 2011		1,320,000	1,350,290
Nortek, Inc., 11%, 2013		261,377	278,693
Nortek, Inc., 10%, 2018 (n)		85,000	89,250
Ply Gem Industries, Inc., 11.75%, 2013		79,000	84,431

			$3,606,677

Business Services – 0.6%
First Data Corp., 9.875%, 2015		$280,000	$279,300
Interactive Data Corp., 10.25%, 2018 (n)		445,000	492,838
Iron Mountain, Inc., 6.625%, 2016		320,000	321,200
Iron Mountain, Inc., 8.375%, 2021		130,000	141,375
SunGard Data Systems, Inc., 10.25%, 2015		318,000	335,093
SunGard Data Systems, Inc., 7.375%, 2018 (n)		120,000	122,400
SunGard Data Systems, Inc., 7.625%, 2020 (n)		70,000	72,275

			$1,764,481

MFS Strategic Income Fund

PORTFOLIO OF INVESTMENTS (unaudited) 1/31/11 - continued

Issuer	Shares/Par	Value ($)
Bonds – continued
Cable TV – 2.3%
Bresnan Broadband Holdings LLC, 8%, 2018 (z)	$70,000	$73,150
Cablevision Systems Corp., 8.625%, 2017	210,000	234,675
CCH II LLC, 13.5%, 2016	305,000	369,050
CCO Holdings LLC, 7.875%, 2018	465,000	489,413
CCO Holdings LLC, 8.125%, 2020	50,000	53,250
Cequel Communications Holdings, 8.625%, 2017 (z)	95,000	99,394
Charter Communications Operating LLC, 10.875%, 2014 (n)	195,000	219,375
CSC Holdings LLC, 8.5%, 2014	410,000	458,175
CSC Holdings LLC, 8.5%, 2015	150,000	164,250
DIRECTV Holdings LLC, 5.875%, 2019	370,000	402,260
Insight Communications Co., Inc., 9.375%, 2018 (n)	240,000	262,200
Mediacom LLC, 9.125%, 2019	285,000	294,263
Myriad International Holdings B.V., 6.375%, 2017 (n)	751,000	782,918
TCI Communications, Inc., 9.8%, 2012	841,000	909,658
Time Warner Cable, Inc., 8.25%, 2019	920,000	1,141,293
Videotron LTEE, 6.875%, 2014	190,000	192,613
Virgin Media Finance PLC, 9.125%, 2016	350,000	372,750
Virgin Media Finance PLC, 9.5%, 2016	155,000	176,119

		$6,694,806

Chemicals – 2.6%
Ashland, Inc., 9.125%, 2017	$500,000	$581,875
Braskem S.A., 7%, 2020 (n)	710,000	731,300
Celanese U.S. Holdings LLC, 6.625%, 2018 (n)	190,000	198,075
Dow Chemical Co., 8.55%, 2019	1,410,000	1,760,058
Hexion U.S. Finance Corp/Hexion Nova Scotia Finance, 8.875%, 2018	435,000	468,713
Hexion U.S. Finance Corp/Hexion Nova Scotia Finance, 9%, 2020 (n)	70,000	74,725
Huntsman International LLC, 8.625%, 2021 (n)	450,000	495,000
Lyondell Chemical Co., 11%, 2018	1,058,097	1,206,231
Momentive Performance Materials, Inc., 12.5%, 2014	325,000	363,188
Momentive Performance Materials, Inc., 11.5%, 2016	292,000	316,090
Momentive Performance Materials, Inc., 9%, 2021 (n)	145,000	154,425
Nalco Finance Holdings, Inc., 9%, 2014	450,000	458,438
Polypore International, Inc., 7.5%, 2017 (z)	45,000	46,575
Sociedad Quimica y Minera de Chile S.A., 5.5%, 2020 (n)	347,000	352,231
Solutia, Inc., 7.875%, 2020	305,000	330,925

		$7,537,849

Computer Software – 0.3%
Oracle Corp., 5.375%, 2040 (n)	$607,000	$584,846
Syniverse Holdings, Inc., 9.125%, 2019 (z)	200,000	213,000

		$797,846

Computer Software - Systems – 0.1%
DuPont Fabros Technology, Inc., REIT, 8.5%, 2017	$255,000	$276,038

Conglomerates – 0.2%
Amsted Industries, Inc., 8.125%, 2018 (n)	$305,000	$323,300
Pinafore LLC, 9%, 2018 (n)	265,000	292,494

		$615,794

Construction – 0.1%
Corporacion GEO S.A.B. de C.V., 8.875%, 2014 (n)	$227,000	$253,956
Corporacion GEO S.A.B. de C.V., 9.25%, 2020 (n)	111,000	125,291

		$379,247

Consumer Products – 0.8%
ACCO Brands Corp., 10.625%, 2015	$30,000	$33,900

MFS Strategic Income Fund

PORTFOLIO OF INVESTMENTS (unaudited) 1/31/11 - continued

Issuer	Shares/Par	Value ($)
Bonds – continued
Consumer Products – continued
ACCO Brands Corp., 7.625%, 2015	$135,000	$136,688
Central Garden & Pet Co., 8.25%, 2018	200,000	206,000
Easton-Bell Sports, Inc., 9.75%, 2016	240,000	267,000
Elizabeth Arden, Inc., 7.375%, 2021 (z)	180,000	184,050
Jarden Corp., 7.5%, 2017	295,000	310,488
Libbey Glass, Inc., 10%, 2015	240,000	259,500
NBTY, Inc., 9%, 2018 (n)	35,000	37,713
Scotts Miracle-Gro Co., 6.625%, 2020 (n)	45,000	45,338
Visant Corp., 10%, 2017	250,000	265,000
Whirlpool Corp., 8%, 2012	429,000	460,350

		$2,206,027

Consumer Services – 1.2%
KAR Holdings, Inc., 10%, 2015	$40,000	$42,400
KAR Holdings, Inc., FRN, 4.287%, 2014	170,000	164,050
Realogy Corp., 10.5%, 2014	135,000	140,063
Service Corp. International, 7%, 2017	975,000	1,027,406
Service Corp. International, 7.625%, 2018	312,000	335,400
Ticketmaster Entertainment, Inc., 10.75%, 2016	195,000	214,013
Western Union Co., 5.4%, 2011	1,610,000	1,668,934

		$3,592,266

Containers – 0.7%
Graham Packaging Co. LP/GPC Capital Corp., 9.875%, 2014	$450,000	$465,750
Graham Packaging Co. LP/GPC Capital Corp., 8.25%, 2018	50,000	53,188
Greif, Inc., 6.75%, 2017	915,000	965,325
Owens-Illinois, Inc., 7.375%, 2016	185,000	201,188
Packaging Dynamics Corp., 8.75%, 2016 (z)	35,000	35,656
Reynolds Group, 7.75%, 2016 (n)	105,000	110,775
Reynolds Group, 7.125%, 2019 (n)	150,000	154,875
Reynolds Group, 8.25%, 2021 (z)	120,000	121,050

		$2,107,807

Defense Electronics – 0.7%
BAE Systems Holdings, Inc., 5.2%, 2015 (n)	$1,297,000	$1,383,070
BAE Systems Holdings, Inc., 6.375%, 2019 (n)	380,000	419,833
ManTech International Corp., 7.25%, 2018	200,000	207,000
MOOG, Inc., 7.25%, 2018	150,000	157,875

		$2,167,778

Electronics – 0.3%
Freescale Semiconductor, Inc., 10.125%, 2018 (n)	$130,000	$147,225
Freescale Semiconductor, Inc., 9.25%, 2018 (n)	185,000	204,888
Jabil Circuit, Inc., 7.75%, 2016	260,000	295,100
NXP B.V., 7.875%, 2014	145,000	150,981

		$798,194

Emerging Market Quasi-Sovereign – 2.5%
Banco del Estado de Chile, 4.125%, 2020 (n)	$100,000	$93,784
Banco do Brasil S.A., 5.375%, 2021 (n)	929,000	899,969
Banco do Nordeste do Brasil (BNB), 3.625%, 2015 (n)	346,000	339,007
Corporacion Nacional del Cobre de Chile, 3.75%, 2020 (n)	422,000	398,171
Development Bank of Kazakhstan, 5.5%, 2015 (n)	827,000	845,608
Gaz Capital S.A., 9.25%, 2019	177,000	216,825
IIRSA Norte Finance Ltd., 8.75%, 2024	265,379	293,907
KazMunaiGaz Finance B.V., 9.125%, 2018 (n)	176,000	210,320
Novatek Finance Ltd., 5.326%, 2016 (z)	200,000	200,443

MFS Strategic Income Fund

PORTFOLIO OF INVESTMENTS (unaudited) 1/31/11 - continued

Issuer	Shares/Par	Value ($)
Bonds – continued
Emerging Market Quasi-Sovereign – continued
Petrobras International Finance Co., 6.75%, 2041	$414,000	$417,458
Petroleos Mexicanos, 5.5%, 2021	618,000	623,253
Qtel International Finance Ltd., 7.875%, 2019	314,000	373,577
Qtel International Finance Ltd., 7.875%, 2019 (n)	178,000	211,773
Ras Laffan Liquefied Natural Gas Co. Ltd., 5.832%, 2016 (n)	794,058	854,406
SCF Capital Ltd., 5.375%, 2017 (n)	526,000	506,933
VEB Finance Ltd., 6.902%, 2020 (n)	618,000	641,948
VTB Capital S.A., 6.465%, 2015 (n)	188,000	197,165

		$7,324,547

Emerging Market Sovereign – 0.5%
Dominican Republic, 7.5%, 2021 (n)	$100,000	$105,250
Government of Ukraine, 6.875%, 2015 (n)	101,000	102,515
Government of Ukraine, 7.75%, 2020 (n)	100,000	101,500
Republic of Argentina, FRN, 0.677%, 2012	417,525	395,814
Republic of Philippines, 6.375%, 2034	599,000	628,950
Republic of Turkey, 5.625%, 2021	115,000	115,863

		$1,449,892

Energy - Independent – 2.9%
Anadarko Petroleum Corp., 5.95%, 2016	$910,000	$998,097
Carrizo Oil & Gas, Inc., 8.625%, 2018 (n)	335,000	351,750
Chesapeake Energy Corp., 6.875%, 2020	215,000	227,094
Concho Resources, Inc., 8.625%, 2017	70,000	77,000
Denbury Resources, Inc., 8.25%, 2020	285,000	313,856
Energy XXI Gulf Coast, Inc., 9.25%, 2017 (n)	335,000	356,775
EXCO Resources, Inc., 7.5%, 2018	115,000	115,000
Harvest Operations Corp., 6.875%, 2017 (n)	300,000	309,375
Hilcorp Energy I LP, 9%, 2016 (n)	455,000	480,025
Laredo Petroleum, Inc., 9.5%, 2019 (z)	70,000	72,975
Linn Energy LLC, 8.625%, 2020 (n)	105,000	114,975
Linn Energy LLC, 7.75%, 2021 (n)	206,000	215,270
Newfield Exploration Co., 6.625%, 2014	255,000	260,738
Newfield Exploration Co., 6.625%, 2016	270,000	279,450
OPTI Canada, Inc., 9.75%, 2013 (n)	230,000	224,825
OPTI Canada, Inc., 8.25%, 2014	515,000	309,000
Penn Virginia Corp., 10.375%, 2016	450,000	506,250
Pioneer Natural Resources Co., 6.875%, 2018	280,000	301,334
Pioneer Natural Resources Co., 7.5%, 2020	725,000	803,139
Plains Exploration & Production Co., 7%, 2017	530,000	553,850
QEP Resources, Inc., 6.875%, 2021	310,000	323,950
Quicksilver Resources, Inc., 8.25%, 2015	280,000	292,600
Quicksilver Resources, Inc., 9.125%, 2019	275,000	299,750
Range Resources Corp., 8%, 2019	190,000	209,000
SandRidge Energy, Inc., 8%, 2018 (n)	340,000	349,350
SM Energy Co., 6.625%, 2019 (z)	35,000	35,350
Talisman Energy, Inc., 7.75%, 2019	120,000	147,296

		$8,528,074

Energy - Integrated – 1.1%
BP Capital Markets PLC, 4.5%, 2020	$272,000	$274,178
CCL Finance Ltd., 9.5%, 2014	243,000	279,146
CCL Finance Ltd., 9.5%, 2014 (n)	365,000	419,294
Cenovus Energy, Inc., 4.5%, 2014	320,000	346,084
Hess Corp., 8.125%, 2019	270,000	342,678
Pacific Rubiales Energy Corp., 8.75%, 2016 (n)	465,000	524,869

MFS Strategic Income Fund

PORTFOLIO OF INVESTMENTS (unaudited) 1/31/11 - continued

Issuer	Shares/Par		Value ($)
Bonds – continued
Energy - Integrated – continued
Petro-Canada, 5%, 2014		$860,000	$943,154

			$3,129,403

Entertainment – 0.3%
AMC Entertainment, Inc., 8.75%, 2019		$270,000	$289,575
AMC Entertainment, Inc., 9.75%, 2020 (z)		150,000	161,250
Cinemark USA, Inc., 8.625%, 2019		385,000	416,763
NAI Entertainment Holdings LLC, 8.25%, 2017 (z)		125,000	133,125

			$1,000,713

Financial Institutions – 2.5%
American General Finance Corp., 5.375%, 2012		$135,000	$130,275
American General Finance Corp., 6.9%, 2017		310,000	269,700
CIT Group, Inc., 7%, 2014		350,000	356,563
CIT Group, Inc., 7%, 2016		475,000	479,750
CIT Group, Inc., 7%, 2017		1,125,000	1,134,844
General Electric Capital Corp., 6%, 2019		300,000	333,124
General Electric Capital Corp., 5.5%, 2020		710,000	755,588
General Electric Capital Corp., 6.375% to 2017, FRN to 2067		312,000	315,120
General Electric Capital Corp., FRN, 0.417%, 2012		770,000	765,468
GMAC, Inc., 8%, 2031		185,000	209,050
International Lease Finance Corp., 8.75%, 2017 (n)		380,000	425,600
International Lease Finance Corp., 7.125%, 2018 (n)		390,000	420,225
International Lease Finance Corp., 8.25%, 2020		70,000	76,300
Nationstar Mortgage LLC, 10.875%, 2015 (z)		185,000	185,925
ORIX Corp., 5.48%, 2011		970,000	1,002,669
SLM Corp., 8%, 2020		525,000	547,313

			$7,407,514

Food & Beverages – 2.1%
Anheuser-Busch InBev S.A., 7.75%, 2019 (n)		$1,100,000	$1,357,961
ARAMARK Corp., 8.5%, 2015		240,000	250,200
B&G Foods, Inc., 7.625%, 2018		200,000	212,000
CEDC Finance Corp. International, Inc., 9.125%, 2016 (n)		179,000	192,425
Constellation Brands, Inc., 7.25%, 2016		145,000	154,244
Del Monte Foods Co., 6.75%, 2015		360,000	368,100
Kraft Foods, Inc., 6.125%, 2018		720,000	817,337
Miller Brewing Co., 5.5%, 2013 (n)		1,370,000	1,486,208
Pinnacle Foods Finance LLC, 9.25%, 2015		360,000	376,200
TreeHouse Foods, Inc., 7.75%, 2018		235,000	253,506
Tyson Foods, Inc., 6.6%, 2016		560,000	614,600

			$6,082,781

Forest & Paper Products – 1.1%
Boise, Inc., 8%, 2020		$280,000	$303,100
Cascades, Inc., 7.75%, 2017		185,000	192,400
Georgia-Pacific Corp., 7.125%, 2017 (n)		255,000	271,575
Georgia-Pacific Corp., 8%, 2024		400,000	461,000
Georgia-Pacific Corp., 7.25%, 2028		85,000	89,463
Graphic Packaging Holding Co., 7.875%, 2018		190,000	201,400
Inversiones CMPC S.A., 4.75%, 2018 (z)		854,000	841,314
JSG Funding PLC, 7.75%, 2015		25,000	25,438
Millar Western Forest Products Ltd., 7.75%, 2013		340,000	334,050
Sappi Papier Holding GmbH, 6.75%, 2012 (n)		145,000	148,992
Smurfit Kappa Group PLC, 7.75%, 2019 (n)	EUR	195,000	283,671

			$3,152,403

MFS Strategic Income Fund

PORTFOLIO OF INVESTMENTS (unaudited) 1/31/11 - continued

Issuer	Shares/Par		Value ($)
Bonds – continued
Gaming & Lodging – 2.0%
Firekeepers Development Authority, 13.875%, 2015 (n)		$270,000	$321,300
Fontainebleau Las Vegas Holdings LLC, 10.25%, 2015 (d)(n)		315,000	1,181
Gaylord Entertainment Co., 6.75%, 2014		365,000	369,106
GWR Operating Partnership LLP, 10.875%, 2017		200,000	210,000
Harrah’s Operating Co., Inc., 11.25%, 2017		755,000	856,925
Harrah’s Operating Co., Inc., 10%, 2018		3,000	2,723
Harrah’s Operating Co., Inc., 10%, 2018		273,000	247,748
Host Hotels & Resorts, Inc., 6.75%, 2016		190,000	196,175
Host Hotels & Resorts, Inc., 9%, 2017		265,000	296,800
Marriott International, Inc., 5.625%, 2013		630,000	674,739
MGM Mirage, 10.375%, 2014		45,000	50,963
MGM Mirage, 11.125%, 2017		120,000	138,600
MGM Mirage, 9%, 2020 (n)		250,000	276,250
MGM Resorts International, 11.375%, 2018		250,000	279,375
Penn National Gaming, Inc., 8.75%, 2019		270,000	297,675
Royal Caribbean Cruises Ltd., 11.875%, 2015		70,000	87,500
Station Casinos, Inc., 6.5%, 2014 (d)		620,000	62
Station Casinos, Inc., 6.875%, 2016 (d)		1,060,000	106
Wyndham Worldwide Corp., 6%, 2016		380,000	400,210
Wyndham Worldwide Corp., 5.75%, 2018		760,000	779,230
Wyndham Worldwide Corp., 7.375%, 2020		280,000	306,013
Wynn Las Vegas LLC, 7.75%, 2020		125,000	132,500

			$5,925,181

Industrial – 1.0%
Altra Holdings, Inc., 8.125%, 2016		$190,000	$199,500
Diversey, Inc., 8.25%, 2019		165,000	178,613
Great Lakes Dredge & Dock Corp., 7.75%, 2013		230,000	234,025
Great Lakes Dredge & Dock Corp., 7.375%, 2019 (z)		45,000	45,450
Johns Hopkins University, 5.25%, 2019		1,180,000	1,291,486
Mueller Water Products, Inc., 7.375%, 2017		205,000	199,106
Mueller Water Products, Inc., 8.75%, 2020		149,000	165,390
Steelcase, Inc., 6.5%, 2011		589,000	604,369

			$2,917,939

Insurance – 2.9%
Aflac, Inc., 6.45%, 2040		$660,000	$669,070
Allianz AG, 5.5%, 2049	EUR	947,000	1,293,344
American International Group, Inc., 8.175% to 2038, FRN to 2058		$470,000	524,050
ING Groep N.V., 5.775% to 2015, FRN to 2049		2,010,000	1,748,700
MetLife, Inc., 9.25% to 2038, FRN to 2068 (n)		400,000	480,000
Metropolitan Life Global Funding, 2.875%, 2012 (n)		830,000	850,061
Metropolitan Life Global Funding, 5.125%, 2014 (n)		430,000	469,395
Principal Financial Group, Inc., 8.875%, 2019		650,000	825,121
Prudential Financial, Inc., 6.2%, 2015		660,000	728,861
Unum Group, 7.125%, 2016		870,000	984,983

			$8,573,585

Insurance - Property & Casualty – 2.4%
Aon Corp., 3.5%, 2015		$760,000	$766,053
AXIS Capital Holdings Ltd., 5.75%, 2014		1,035,000	1,115,193
AXIS Capital Holdings Ltd., 5.875%, 2020		370,000	370,974
CNA Financial Corp., 5.875%, 2020		990,000	993,360
Liberty Mutual Group, Inc., 10.75% to 2038, FRN to 2088 (n)		435,000	558,975
PartnerRe Ltd., 5.5%, 2020		583,000	583,794
Travelers Cos., Inc., 3.9%, 2020		1,270,000	1,217,371

MFS Strategic Income Fund

PORTFOLIO OF INVESTMENTS (unaudited) 1/31/11 - continued

Issuer	Shares/Par		Value ($)
Bonds – continued
Insurance - Property & Casualty – continued
USI Holdings Corp., 9.75%, 2015 (z)		$320,000	$328,000
ZFS Finance USA Trust V, 6.5% to 2017, FRN to 2037 (n)		1,095,000	1,078,575

			$7,012,295

International Market Quasi-Sovereign – 3.1%
Bank of Ireland, 2.75%, 2012 (n)		$560,000	$535,511
Canada Housing Trust, 4.6%, 2011 (n)	CAD	500,000	509,687
EDF Energies Nouvelles S.A., 6.5%, 2019 (n)		$1,090,000	1,258,497
ING Bank N.V., 3.9%, 2014 (n)		1,060,000	1,135,109
Irish Life & Permanent PLC, 3.6%, 2013 (e)(n)		1,300,000	1,177,717
LeasePlan Corp. N.V., 3%, 2012 (n)		470,000	482,106
Lloyds TSB Bank PLC, FRN, 1.303%, 2012 (n)		1,000,000	1,010,442
Royal Bank of Scotland PLC, FRN, 0.986%, 2012 (n)		1,497,000	1,506,732
Swedbank AB, 2.8%, 2012 (n)		300,000	306,945
Vestjysk Bank A/S, FRN, 0.852%, 2013 (n)		710,000	715,556
Westpac Banking Corp., 3.45%, 2014 (n)		520,000	549,498

			$9,187,800

International Market Sovereign – 13.5%
Federal Republic of Germany, 3.75%, 2015	EUR	1,737,000	$2,526,448
Federal Republic of Germany, 4.25%, 2018	EUR	2,072,000	3,090,240
Federal Republic of Germany, 6.25%, 2030	EUR	843,000	1,558,969
Government of Bermuda, 5.603%, 2020 (n)		$295,000	308,644
Government of Canada, 4.5%, 2015	CAD	546,000	592,942
Government of Canada, 4.25%, 2018	CAD	290,000	312,859
Government of Canada, 5.75%, 2033	CAD	86,000	111,294
Government of Japan, 1.5%, 2012	JPY	125,000,000	1,550,599
Government of Japan, 1.3%, 2014	JPY	273,300,000	3,441,566
Government of Japan, 1.7%, 2017	JPY	384,350,000	4,978,854
Government of Japan, 2.2%, 2027	JPY	123,300,000	1,582,249
Government of Japan, 2.4%, 2037	JPY	130,200,000	1,678,051
Kingdom of Belgium, 5.5%, 2017	EUR	377,000	565,877
Kingdom of Spain, 4.6%, 2019	EUR	409,000	540,212
Kingdom of the Netherlands, 3.75%, 2014	EUR	1,846,000	2,673,285
Kingdom of the Netherlands, 5.5%, 2028	EUR	226,000	378,613
Republic of Austria, 4.65%, 2018	EUR	893,000	1,332,690
Republic of France, 4.75%, 2012	EUR	844,000	1,219,026
Republic of France, 6%, 2025	EUR	707,000	1,205,717
Republic of France, 4.75%, 2035	EUR	958,000	1,460,229
Republic of Italy, 4.75%, 2013	EUR	1,713,000	2,437,409
Republic of Italy, 5.25%, 2017	EUR	1,797,000	2,615,316
United Kingdom Treasury, 8%, 2015	GBP	874,000	1,753,899
United Kingdom Treasury, 8%, 2021	GBP	330,000	720,063
United Kingdom Treasury, 4.25%, 2036	GBP	458,000	710,317

			$39,345,368

Local Authorities – 0.6%
Louisiana Gas & Fuels Tax Rev. (Build America Bonds), FRN, 3%, 2043		$820,000	$827,897
Province of Ontario, 5.45%, 2016		745,000	850,777

			$1,678,674

Machinery & Tools – 0.8%
Atlas Copco AB, 5.6%, 2017 (n)		$1,073,000	$1,150,447
Case Corp., 7.25%, 2016		145,000	157,325
Case New Holland, Inc., 7.875%, 2017 (n)		580,000	644,525
Rental Service Corp., 9.5%, 2014		158,000	165,900

MFS Strategic Income Fund

PORTFOLIO OF INVESTMENTS (unaudited) 1/31/11 - continued

Issuer	Shares/Par	Value ($)
Bonds – continued
Machinery & Tools – continued
RSC Equipment Rental, Inc., 8.25%, 2021 (z)	$125,000	$127,813

		$2,246,010

Major Banks – 4.8%
BAC Capital Trust XIV, 5.63% to 2012, FRN to 2049	$1,840,000	$1,329,400
Bank of America Corp., 7.375%, 2014	460,000	523,381
Bank of America Corp., 8% to 2018, FRN to 2049	690,000	715,302
Bank of New York Mellon Corp., 4.3%, 2014	480,000	518,037
Barclays Bank PLC, 5.125%, 2020	770,000	780,890
BNP Paribas, 5.186% to 2015, FRN to 2049 (n)	226,000	206,225
BNP Paribas, 7.195% to 2037, FRN to 2049 (n)	600,000	568,500
Commonwealth Bank of Australia, 5%, 2019 (n)	760,000	790,945
Credit Suisse New York, 5.5%, 2014	650,000	715,101
Goldman Sachs Group, Inc., 6%, 2014	450,000	500,359
HSBC USA, Inc., 4.875%, 2020	930,000	905,508
JPMorgan Chase Capital XXII, 6.45%, 2087	616,000	614,817
JPMorgan Chase Capital XXVII, 7%, 2039	161,000	168,690
Macquarie Group Ltd., 6%, 2020 (n)	933,000	932,323
Merrill Lynch & Co., Inc., 6.4%, 2017	400,000	434,616
Morgan Stanley, 6%, 2014	620,000	678,352
Morgan Stanley, 7.3%, 2019	250,000	278,301
Morgan Stanley, 5.625%, 2019	420,000	424,072
Royal Bank of Scotland Group PLC, 6.99% to 2017, FRN to 2049 (d)(n)	145,000	116,725
Royal Bank of Scotland Group PLC, 7.648% to 2031, FRN to 2049	865,000	752,550
Standard Chartered PLC, 3.85%, 2015 (n)	850,000	874,908
UFJ Finance Aruba AEC, 6.75%, 2013	648,000	721,877
Wells Fargo & Co., 7.98% to 2018, FRN to 2049	405,000	433,350

		$13,984,229

Medical & Health Technology & Services – 3.1%
Biomet, Inc., 10%, 2017	$190,000	$212,325
Biomet, Inc., 10.375%, 2017 (p)	135,000	151,200
Biomet, Inc., 11.625%, 2017	290,000	327,700
Cardinal Health, Inc., 5.8%, 2016	840,000	945,702
Community Health Systems, Inc., 8.875%, 2015	610,000	644,313
Cooper Cos., Inc., 7.125%, 2015	265,000	274,275
Davita, Inc., 6.375%, 2018	265,000	266,988
Davita, Inc., 6.625%, 2020	125,000	126,875
Fresenius Medical Care AG & Co. KGaA, 9%, 2015 (n)	185,000	212,519
HCA, Inc., 9.25%, 2016	1,240,000	1,334,550
HCA, Inc., 8.5%, 2019	205,000	228,575
HealthSouth Corp., 8.125%, 2020	500,000	541,250
Hospira, Inc., 6.05%, 2017	490,000	550,549
McKesson Corp., 5.7%, 2017	370,000	413,762
Owens & Minor, Inc., 6.35%, 2016	710,000	724,440
Tenet Healthcare Corp., 9.25%, 2015	470,000	511,125
Tenet Healthcare Corp., 8%, 2020	100,000	102,000
United Surgical Partners International, Inc., 8.875%, 2017	85,000	89,038
United Surgical Partners International, Inc., 10%, 2017 (p)	130,000	136,825
Universal Hospital Services, Inc., 8.5%, 2015 (p)	475,000	494,594
Universal Hospital Services, Inc., FRN, 3.834%, 2015	90,000	84,825
Vanguard Health Systems, Inc., 8%, 2018	320,000	328,800
VWR Funding, Inc., 10.25%, 2015 (p)	359,125	378,428

		$9,080,658

MFS Strategic Income Fund

PORTFOLIO OF INVESTMENTS (unaudited) 1/31/11 - continued

Issuer	Shares/Par	Value ($)
Bonds – continued
Metals & Mining – 1.5%
Arch Coal, Inc., 7.25%, 2020	$125,000	$131,563
Arch Western Finance LLC, 6.75%, 2013	139,000	140,390
Bumi Investment Pte Ltd., 10.75%, 2017 (n)	100,000	110,000
Cloud Peak Energy, Inc., 8.25%, 2017	275,000	299,406
Cloud Peak Energy, Inc., 8.5%, 2019	365,000	406,975
CONSOL Energy, Inc., 8%, 2017 (n)	195,000	211,575
CONSOL Energy, Inc., 8.25%, 2020 (n)	130,000	142,025
Gold Fields Orogen Holdings Ltd., 4.875%, 2020 (n)	1,238,000	1,193,933
Novelis, Inc., 8.375%, 2017 (n)	150,000	161,625
Novelis, Inc., 8.75%, 2020 (n)	70,000	76,038
Southern Copper Corp., 5.375%, 2020	135,000	137,490
Southern Copper Corp., 6.75%, 2040	450,000	458,573
U.S. Steel Corp., 7.375%, 2020	155,000	160,813
Vale Overseas Ltd., 4.625%, 2020	437,000	428,834
Vale Overseas Ltd., 6.875%, 2039	303,000	320,492

		$4,379,732

Mortgage-Backed – 1.7%
Fannie Mae, 5.5%, 2019 - 2034	$2,062,322	$2,227,237
Fannie Mae, 6.5%, 2031	143,374	161,808
Fannie Mae, 6%, 2034 (f)	1,676,233	1,848,197
Freddie Mac, 4.224%, 2020	818,658	826,028

		$5,063,270

Municipals – 0.1%
New York, NY, Municipal Water Finance Authority, Water & Sewer System Rev., “D”, 5%, 2039	$285,000	$275,347
State of California, 5.5%, 2040	160,000	151,568

		$426,915

Natural Gas - Distribution – 0.3%
AmeriGas Partners LP, 7.125%, 2016	$300,000	$312,750
Ferrellgas Partners LP, 8.625%, 2020	295,000	320,813
Inergy LP, 6.875%, 2014	250,000	256,250

		$889,813

Natural Gas - Pipeline – 1.4%
Atlas Pipeline Partners LP, 8.125%, 2015	$240,000	$248,400
Atlas Pipeline Partners LP, 8.75%, 2018	225,000	237,375
Crosstex Energy, Inc., 8.875%, 2018	300,000	324,750
El Paso Corp., 7%, 2017	410,000	441,939
El Paso Corp., 7.75%, 2032	145,000	146,872
Energy Transfer Equity LP, 7.5%, 2020	470,000	502,313
Enterprise Products Partners LP, FRN, 8.375%, 2066	181,000	195,480
Enterprise Products Partners LP, FRN, 7.034%, 2068	113,000	117,803
Kinder Morgan Energy Partners, 5.85%, 2012	803,000	862,131
Spectra Energy Capital LLC, 8%, 2019	679,000	823,732
Targa Resources Partners LP, 6.875%, 2021 (z)	100,000	100,000

		$4,000,795

Network & Telecom – 2.4%
AT&T, Inc., 5.5%, 2018	$660,000	$727,070
Axtel S.A.B. de C.V., 9%, 2019 (n)	372,000	365,490
CenturyLink, Inc., 7.6%, 2039	840,000	872,568
Cincinnati Bell, Inc., 8.25%, 2017	90,000	90,900
Cincinnati Bell, Inc., 8.75%, 2018	310,000	296,825
Citizens Communications Co., 9%, 2031	115,000	121,900

MFS Strategic Income Fund

PORTFOLIO OF INVESTMENTS (unaudited) 1/31/11 - continued

Issuer	Shares/Par	Value ($)
Bonds – continued
Network & Telecom – continued
France Telecom, 4.375%, 2014	$640,000	$689,814
Frontier Communications Corp., 8.5%, 2020	310,000	349,525
Qwest Communications International, Inc., 8%, 2015	105,000	113,663
Qwest Communications International, Inc., 7.125%, 2018 (n)	270,000	291,600
Qwest Corp., 7.5%, 2014	560,000	639,800
Telefonica S.A., 5.877%, 2019	760,000	796,916
Verizon Communications, Inc., 8.75%, 2018	690,000	895,655
Windstream Corp., 8.625%, 2016	585,000	620,100
Windstream Corp., 8.125%, 2018	55,000	58,438
Windstream Corp., 7.75%, 2020	150,000	154,875

		$7,085,139

Oil Services – 0.4%
Edgen Murray Corp., 12.25%, 2015	$175,000	$158,375
Expro Finance Luxembourg, 8.5%, 2016 (n)	440,000	433,400
McJunkin Red Man Holding Corp., 9.5%, 2016 (n)	150,000	148,688
Pioneer Drilling Co., 9.875%, 2018	310,000	335,188
Trinidad Drilling Ltd., 7.875%, 2019 (n)	150,000	155,250

		$1,230,901

Oils – 0.4%
LUKOIL International Finance B.V., 6.125%, 2020 (n)	$1,056,000	$1,051,776
Petroplus Holdings AG, 9.375%, 2019 (n)	210,000	204,750

		$1,256,526

Other Banks & Diversified Financials – 4.6%
Alfa Bank, 7.875%, 2017 (n)	$490,000	$502,250
American Express Centurion Bank, 5.5%, 2013	510,000	548,503
Banco Cruzeiro do Sul S.A., 8.25%, 2016 (z)	299,000	297,776
Banco Santander U.S. Debt S.A.U., 2.991%, 2013 (n)	800,000	772,179
Bangkok Bank (Hong Kong), 4.8%, 2020 (n)	494,000	468,929
Bank of China (Hong Kong) Ltd., 5.55%, 2020 (n)	1,153,000	1,179,252
Bosphorus Financial Services Ltd., FRN, 2.086%, 2012 (z)	250,000	246,635
Capital One Financial Corp., 8.8%, 2019	660,000	819,228
Capital One Financial Corp., 10.25%, 2039	910,000	983,938
Citigroup Capital XXI, 8.3% to 2037, FRN to 2077	200,000	208,750
Citigroup, Inc., 6.375%, 2014	630,000	703,152
Citigroup, Inc., 6.01%, 2015	530,000	583,908
Citigroup, Inc., 8.5%, 2019	461,000	564,291
Groupe BPCE S.A., 12.5% to 2019, FRN to 2049 (n)	645,000	712,344
ICICI Bank Ltd., 5.75%, 2020 (n)	100,000	97,224
Isbank GmbH, 5.1%, 2016 (z)	918,000	915,767
LBG Capital No. 1 PLC, 7.875%, 2020 (n)	375,000	350,625
Lloyds TSB Bank PLC, 5.8%, 2020 (n)	1,090,000	1,058,180
Santander UK PLC, 8.963% to 2030, FRN to 2049	414,000	445,050
Svenska Handelsbanken AB, 4.875%, 2014 (n)	910,000	975,577
UBS Preferred Funding Trust V, 6.243% to 2016, FRN to 2049	1,120,000	1,075,200

		$13,508,758

Pharmaceuticals – 1.4%
Celgene Corp., 3.95%, 2020	$890,000	$845,086
Pfizer, Inc., 6.2%, 2019	1,280,000	1,494,716
Roche Holdings, Inc., 6%, 2019 (n)	1,130,000	1,305,740
Teva Pharmaceutical Finance LLC, 5.55%, 2016	359,000	406,595
Valeant Pharmaceuticals International, Inc., 6.75%, 2017 (n)	25,000	25,750

MFS Strategic Income Fund

PORTFOLIO OF INVESTMENTS (unaudited) 1/31/11 - continued

Issuer	Shares/Par	Value ($)
Bonds – continued
Pharmaceuticals – continued
Valeant Pharmaceuticals International, Inc., 7%, 2020 (n)	$25,000	$25,781

		$4,103,668

Pollution Control – 0.6%
Allied Waste North America, Inc., 7.125%, 2016	$1,015,000	$1,068,288
Casella Waste Systems, Inc., 7.75%, 2019 (z)	45,000	46,013
Republic Services, Inc., 5.25%, 2021	730,000	769,931

		$1,884,232

Precious Metals & Minerals – 0.1%
ALROSA Finance S.A., 7.75%, 2020 (n)	$200,000	$210,750

Printing & Publishing – 0.3%
American Media, Inc., 13.5%, 2018 (z)	$28,530	$29,386
McClatchy Co., 11.5%, 2017	85,000	95,838
Nielsen Finance LLC, 11.5%, 2016	133,000	155,111
Nielsen Finance LLC, 0% to 2011, 12.5% to 2016	533,000	560,316
Nielsen Finance LLC, 7.75%, 2018 (n)	125,000	134,063

		$974,714

Railroad & Shipping – 0.2%
Kansas City Southern Railway, 8%, 2015	$380,000	$410,400
Panama Canal Railway Co., 7%, 2026 (n)	316,106	284,495

		$694,895

Real Estate – 1.4%
Developers Diversified Realty Corp., REIT, 7.875%, 2020	$125,000	$144,499
Entertainment Properties Trust, REIT, 7.75%, 2020 (n)	250,000	262,500
HCP, Inc., REIT, 5.375%, 2021	806,000	811,853
Kimco Realty Corp., REIT, 6.875%, 2019	191,000	218,995
Simon Property Group, Inc., REIT, 6.1%, 2016	1,790,000	2,027,196
WEA Finance LLC, REIT, 6.75%, 2019 (n)	590,000	663,924

		$4,128,967

Restaurants – 0.1%
Dunkin Finance Corp., 9.625%, 2018 (n)	$135,000	$137,700

Retailers – 2.0%
AutoZone, Inc., 6.5%, 2014	$1,210,000	$1,343,479
Express LLC/Express Finance Corp., 8.75%, 2018	180,000	192,150
Limited Brands, Inc., 5.25%, 2014	242,000	251,983
Limited Brands, Inc., 6.9%, 2017	205,000	218,325
Limited Brands, Inc., 6.95%, 2033	115,000	105,800
Macy’s, Inc., 8.375%, 2015	860,000	997,600
Neiman Marcus Group, Inc., 10.375%, 2015	285,000	301,388
QVC, Inc., 7.375%, 2020 (n)	225,000	236,250
Rent-A-Center, Inc., 6.625%, 2020	45,000	44,325
Sally Beauty Holdings, Inc., 10.5%, 2016	560,000	618,800
Staples, Inc., 9.75%, 2014	690,000	840,855
Toys “R” Us Property Co. II LLC, 8.5%, 2017	150,000	163,500
Toys “R” Us, Inc., 10.75%, 2017	415,000	476,213

		$5,790,668

Specialty Stores – 0.3%
Giraffe Acquisition Corp., 9.125%, 2018 (n)	$195,000	$205,725
Michaels Stores, Inc., 11.375%, 2016	210,000	229,950
Michaels Stores, Inc., 7.75%, 2018 (n)	210,000	216,300
Payless ShoeSource, Inc., 8.25%, 2013	276,000	280,485

		$932,460

MFS Strategic Income Fund

PORTFOLIO OF INVESTMENTS (unaudited) 1/31/11 - continued

Issuer	Shares/Par	Value ($)
Bonds – continued
Supermarkets – 0.3%
Delhaize Group, 5.875%, 2014	$740,000	$816,551

Telecommunications - Wireless – 2.4%
American Tower Corp., 4.625%, 2015	$440,000	$460,558
Clearwire Corp., 12%, 2015 (n)	630,000	686,700
Cricket Communications, Inc., 7.75%, 2016	195,000	205,238
Crown Castle International Corp., 9%, 2015	175,000	195,125
Crown Castle International Corp., 7.125%, 2019	445,000	472,813
Crown Castle Towers LLC, 6.113%, 2040 (n)	838,000	890,794
Digicel Group Ltd., 12%, 2014 (n)	100,000	116,625
Digicel Group Ltd., 10.5%, 2018 (n)	345,000	384,244
Globo Comunicacoes e Participacoes S.A., 6.25% to 2015, 9.375% to 2049 (n)	100,000	104,625
MetroPCS Wireless, Inc., 7.875%, 2018	125,003	130,587
Net Servicos de Comunicacao S.A., 7.5%, 2020	359,000	405,670
Nextel Communications, Inc., 7.375%, 2015	280,000	282,100
NII Holdings, Inc., 10%, 2016	255,000	285,600
NII Holdings, Inc., 8.875%, 2019	165,000	181,500
Rogers Cable, Inc., 5.5%, 2014	659,000	728,024
SBA Communications Corp., 8.25%, 2019	100,000	110,250
Sprint Capital Corp., 6.875%, 2028	145,000	129,775
Sprint Nextel Corp., 8.375%, 2017	580,000	633,650
Sprint Nextel Corp., 8.75%, 2032	95,000	98,919
VimpelCom Ltd., 7.748%, 2021 (z)	200,000	199,796
Wind Acquisition Finance S.A., 7.25%, 2018 (n)	245,000	253,575

		$6,956,168

Telephone Services – 0.2%
Cogent Communications Group, Inc., 8.375%, 2018 (z)	$120,000	$123,900
Frontier Communications Corp., 8.125%, 2018	315,000	354,769

		$478,669

Tobacco – 1.5%
Altria Group, Inc., 9.25%, 2019	$1,040,000	$1,334,089
B.A.T. International Finance PLC, 8.125%, 2013 (n)	810,000	947,958
Lorillard Tobacco Co., 8.125%, 2019	329,000	355,830
Lorillard Tobacco Co., 6.875%, 2020	480,000	479,768
Reynolds American, Inc., 6.75%, 2017	1,040,000	1,171,224

		$4,288,869

Transportation - Services – 1.0%
American Petroleum Tankers LLC, 10.25%, 2015 (n)	$150,000	$156,188
Commercial Barge Line Co., 12.5%, 2017	475,000	551,000
Erac USA Finance Co., 6.375%, 2017 (n)	930,000	1,033,936
Hertz Corp., 8.875%, 2014	162,000	166,253
Hertz Corp., 7.5%, 2018 (n)	195,000	206,213
Hertz Corp., 7.375%, 2021 (n)	275,000	286,000
Navios Maritime Acquisition Corp., 8.625%, 2017 (n)	120,000	121,200
Navios Maritime Holdings, Inc., 8.875%, 2017	150,000	162,000
Swift Services Holdings, Inc., 10%, 2018 (z)	200,000	216,250

		$2,899,040

U.S. Government Agencies and Equivalents – 0.1%
National Credit Union Administration Guaranteed Note, 2.9%, 2020	$240,000	$237,312

Utilities - Electric Power – 3.3%
AES Corp., 8%, 2017	$670,000	$725,275
Allegheny Energy, Inc., 5.75%, 2019 (n)	800,000	806,456
Calpine Corp., 8%, 2016 (n)	280,000	300,300

MFS Strategic Income Fund

PORTFOLIO OF INVESTMENTS (unaudited) 1/31/11 - continued

Issuer	Shares/Par	Value ($)
Bonds – continued
Utilities - Electric Power – continued
Calpine Corp., 7.875%, 2020 (n)	$395,000	$413,763
CMS Energy Corp., 4.25%, 2015	760,000	761,397
Colbun S.A., 6%, 2020 (n)	637,000	657,927
Covanta Holding Corp., 7.25%, 2020	210,000	215,891
Duke Energy Corp., 3.35%, 2015	1,130,000	1,163,871
Dynegy Holdings, Inc., 7.75%, 2019	390,000	279,825
Edison Mission Energy, 7%, 2017	490,000	401,800
EDP Finance B.V., 6%, 2018 (n)	1,100,000	1,072,473
Energy Future Holdings Corp., 10%, 2020 (n)	360,000	380,918
Energy Future Holdings Corp., 10%, 2020	700,000	742,424
Entergy Corp., 5.125%, 2020	387,000	382,499
Exelon Generation Co. LLC, 5.2%, 2019	360,000	370,597
FirstEnergy Corp., 6.45%, 2011	39,000	40,522
Genon Escrow Corp., 9.875%, 2020 (n)	310,000	324,725
Texas Competitive Electric Holdings LLC, 10.25%, 2015	300,000	184,500
Waterford 3 Funding Corp., 8.09%, 2017	355,834	359,766

		$9,584,929

Total Bonds		$281,832,417

Floating Rate Loans (g)(r) – 0.3%
Automotive – 0.1%
Allison Transmission, Inc., Term Loan B, 3.02%, 2014	$314,992	$313,924

Broadcasting – 0.1%
Gray Television, Inc., Term Loan B, 3.77%, 2014	$108,685	$107,521
New Young Broadcasting Holding Co., Inc., Term Loan, 8%, 2015	84,919	85,131

		$192,652

Consumer Services – 0.0%
Realogy Corp., Letter of Credit B, 3.28%, 2013	$16,002	$15,485
Realogy Corp., Term Loan B, 3.28%, 2013	135,033	130,669

		$146,154

Financial Institutions – 0.0%
American General Finance Corp., Term Loan, 7.25%, 2015	$49,540	$50,215

Gaming & Lodging – 0.1%
Green Valley Ranch Gaming LLC, Second Lien Term Loan, 3.5%, 2014 (d)	$310,737	$4,920
MGM Mirage, Inc., Term Loan E, 7%, 2014 (o)	192,835	189,099

		$194,019

Total Floating Rate Loans		$896,964

Convertible Preferred Stocks – 0.1%
Automotive – 0.1%
General Motors Co.,4.75%	5,610	$304,679

Common Stocks – 0.1%
Automotive – 0.0%
Accuride Corp.	6,738	$100,800

Broadcasting – 0.0%
New Young Broadcasting Holding Co., Inc.	38	$91,200

Construction – 0.0%
Nortek, Inc.	156	$5,967

Printing & Publishing – 0.1%
American Media, Inc. (a)	7,311	$104,328

MFS Strategic Income Fund

PORTFOLIO OF INVESTMENTS (unaudited) 1/31/11 - continued

Issuer			Shares/Par	Value ($)
Common Stocks – continued
Printing & Publishing – continued
Quad/Graphics, Inc.			312	$13,872
				$118,200

Total Common Stocks				$316,167

Preferred Stocks – 0.0%
Other Banks & Diversified Financials – 0.0%
Citigroup Capital XIII, 7.875%			2,425	$64,820

	Strike Price	First Exercise
Warrants – 0.1%
New Young Broadcasting Holding Co., Inc. (1 share for 1warrant) (a)	$0.01	7/14/10	103	$247,200
Money Market Funds (v) – 2.0%
MFS Institutional Money Market Portfolio, 0.2%, at Net Asset Value			5,908,705	$5,908,705

Total Investments				$289,570,952

Other Assets, Less Liabilities – 1.0%				2,922,291

Net Assets – 100.0%				$292,493,243

(a)	Non-income producing security.
(d)	Non-income producing security - in default.
(e)	Guaranteed by Minister for Finance of Ireland.
(f)	All or a portion of the security has been segregated as collateral for open futures contracts.
(g)	The rate shown represents a weighted average coupon rate on settled positions at period end, unless otherwise indicated.
(i)	Interest only security for which the fund receives interest on notional principal (Par amount). Par amount shown is the notional principal and does not reflect the cost of the security.
(n)	Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be sold in the ordinary course of business in transactions exempt from registration, normally to qualified institutional buyers. At period end, the aggregate value of these securities was $72,885,444, representing 24.9% of net assets.
(o)	All or a portion of this position has not settled. Upon settlement date, interest rates for unsettled amounts will be determined. The rate shown represents the weighted average coupon rate for settled amounts.
(p)	Payment-in-kind security.
(q)	Interest received was less than stated coupon rate.
(r)	Remaining maturities of floating rate loans may be less than stated maturities shown as a result of contractual or optional prepayments by the borrower. Such prepayments cannot be predicted with certainty. These loans may be subject to restrictions on resale. Floating rate loans generally have rates of interest which are determined periodically by reference to a base lending rate plus a premium.
(v)	Underlying affiliated fund that is available only to investment companies managed by MFS. The rate quoted is the annualized seven-day yield of the fund at period end.
(z)	Restricted securities are not registered under the Securities Act of 1933 and are subject to legal restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are subsequently registered. Disposal of these securities may involve time-consuming negotiations and prompt sale at an acceptable price may be difficult. The fund holds the following restricted securities:

Restricted Securities	Acquisition Date	Cost	Value
AMC Entertainment, Inc., 9.75%, 2020	5/28/09	$150,000	$161,250
American Media, Inc., 13.5%, 2018	12/28/10	28,983	29,386
Anthracite Ltd., “A”, CDO, FRN, 0.62%, 2019	1/28/10	315,823	392,848
Anthracite Ltd., CDO, 6%, 2037	5/14/02	1,084,344	900,000
ARCap REIT, Inc., CDO, “H”, 6.1%, 2045	9/21/04	788,470	51,750
Banco Cruzeiro do Sul S.A., 8.25%, 2016	11/12/11	297,506	297,776
Bayview Financial Revolving Mortgage Loan Trust, FRN, 1.86%, 2040	3/01/06	500,597	230,025
Bosphorus Financial Services Ltd., FRN, 2.086%, 2012	3/08/05	250,000	246,635
Brazilian Merchant Voucher Receivables Ltd., 5.911%, 2011	3/08/07	156,930	159,208
Bresnan Broadband Holdings LLC, 8%, 2018	12/01/10	70,000	73,150
CEMEX S.A.B. de C.V., 9%, 2018	1/01/11	99,368	102,500
Capital Trust Realty Ltd., CDO, 5.16%, 2035	9/16/10	901,117	909,000

MFS Strategic Income Fund

PORTFOLIO OF INVESTMENTS (unaudited) 1/31/11 - continued

Restricted Securities - continued	Acquisition Date	Cost	Value
Casella Waste Systems, Inc., 7.75%, 2019	1/26/11	$45,000	$46,013
Cequel Communications Holdings, 8.625%, 2017	1/12/11	97,720	99,394
Chase Commercial Mortgage Securities Corp., 6.6%, 2029	6/07/00	890,631	933,955
Citadel Broadcasting Corp., 7.75%, 2018	12/06/10	45,000	47,925
Cogent Communications Group, Inc., 8.375%, 2018	1/11/11	120,000	123,900
Crest Ltd., “A1” CDO, FRN, 0.783%, 2018	1/02/10	603,149	682,217
Elizabeth Arden, Inc., 7.375%, 2021	1/13/11	183,163	184,050
Falcon Franchise Loan LLC, 6.5%, 2014	7/15/05	216,547	193,848
Falcon Franchise Loan LLC, FRN, 3.187%, 2021	1/18/02	105,767	110,510
Falcon Franchise Loan LLC, FRN, 3.946%, 2025	7/15/05	247,531	210,220
GMAC LLC, FRN, 6.02%, 2033	11/17/00	890,436	924,091
Great Lakes Dredge & Dock Corp., 7.375%, 2019	12/9/09	45,000	45,450
Inversiones CMPC S.A., 4.75%, 2018	11/13/01	849,953	841,314
Isbank GmbH, 5.1%, 2016	1/24/11	910,032	915,767
LBI Media, Inc., 8.5%, 2017	7/18/07	187,678	159,838
Laredo Petroleum, Inc., 9.5%, 2019	1/12/11	70,000	72,975
Local TV Finance LLC, 9.25%, 2015	11/13/07	357,527	338,892
Morgan Stanley Capital I, Inc., 1.43%, 2039	7/20/04	181,088	173,364
NAI Entertainment Holdings LLC, 8.25%, 2017	12/2/10	129,216	133,125
Nationstar Mortgage LLC, 10.875%, 2015	3/23/10	180,509	185,925
Novatek Finance Ltd., 5.326%, 2016	1/26/11	200,000	200,443
Packaging Dynamics Corp., 8.75%, 2016	1/25/11	35,000	35,656
Polypore International, Inc., 7.5%, 2017	11/10/10	45,000	46,575
Prudential Securities Secured Financing Corp., FRN, 7.316%, 2013	12/06/04	903,926	879,005
RSC Equipment Rental, Inc., 8.25%, 2021	1/13/11	126,372	127,813
Reynolds Group, 8.25%, 2021	1/27/11	120,000	121,050
SIRIUS XM Radio, Inc., 13%, 2013	3/12/10	213,135	214,200
SM Energy Co., 6.625%, 2019	1/03/11	35,000	35,350
Salomon Brothers Mortgage Securities, Inc., FRN, 7.078%, 2032	1/07/05	1,172,142	1,131,741
Swift Services Holdings, Inc., 10%, 2018	12/15/10	200,000	216,250
Syniverse Holdings, Inc., 9.125%, 2019	12/16/10	204,054	213,000
Targa Resources Partners LP, 6.875%, 2021	1/19/11	100,000	100,000
UCI International, Inc., 8.625%, 2019	1/11/11	70,000	72,975
USI Holdings Corp., 9.75%, 2015	4/26/07	321,933	328,000
VimpelCom Ltd., 7.748%, 2021	1/26/11	200,000	199,796

Total Restricted Securities			$13,898,155
% of Net Assets			4.8%

The following abbreviations are used in this report and are defined:

CDO	Collateralized Debt Obligation
CLO	Collateralized Loan Obligation
FRN	Floating Rate Note. Interest rate resets periodically and may not be the rate reported at period end.
PLC	Public Limited Company
REIT	Real Estate Investment Trust

Abbreviations indicate amounts shown in currencies other than the U.S. dollar. All amounts are stated in U.S. dollars unless otherwise indicated. A list of abbreviations is shown below:

CAD	Canadian Dollar
CNY	Chinese Yuan Renminbi
EUR	Euro
GBP	British Pound
IDR	Indonesian Rupiah
JPY	Japanese Yen
SEK	Swedish Krona

See attached supplemental information. For more information see notes to financial statements as disclosed in the most recent semiannual or annual report.

MFS Strategic Income Fund

Supplemental Information (Unaudited) 1/31/11

(1) Investment Valuations

Debt instruments and floating rate loans (other than short-term instruments), including restricted debt instruments, are generally valued at an evaluated or composite bid as provided by a third-party pricing service. Equity securities, including restricted equity securities, are generally valued at the last sale or official closing price as provided by a third-party pricing service on the market or exchange on which they are primarily traded. Equity securities, for which there were no sales reported that day, are generally valued at the last quoted daily bid quotation as provided by a third-party pricing service on the market or exchange on which such securities are primarily traded. Equity securities held short, for which there were no sales reported for that day, are generally valued at the last quoted daily ask quotation as provided by a third-party pricing service on the market or exchange on which such securities are primarily traded. Short-term instruments with a maturity at issuance of 60 days or less generally are valued at amortized cost, which approximates market value. Futures contracts are generally valued at last posted settlement price as provided by a third-party pricing service on the market on which they are primarily traded. Futures contracts for which there were no trades that day for a particular position are generally valued at the closing bid quotation as provided by a third-party pricing service on the market on which such futures contracts are primarily traded. Forward foreign currency contracts are generally valued at the mean of bid and asked prices for the time period interpolated from rates provided by a third-party pricing service for proximate time periods. Swaps are generally valued at valuations provided by a third-party pricing service. Open-end investment companies are generally valued at net asset value per share. Securities and other assets generally valued on the basis of information from a third-party pricing service may also be valued at a broker/dealer bid quotation. Values obtained from third-party pricing services can utilize both transaction data and market information such as yield, quality, coupon rate, maturity, type of issue, trading characteristics, and other market data. The values of foreign securities and other assets and liabilities expressed in foreign currencies are converted to U.S. dollars using the mean of bid and asked prices for rates provided by a third-party pricing service.

The Board of Trustees has delegated primary responsibility for determining or causing to be determined the value of the fund’s investments (including any fair valuation) to the adviser pursuant to valuation policies and procedures approved by the Board. If the adviser determines that reliable market quotations are not readily available, investments are valued at fair value as determined in good faith by the adviser in accordance with such procedures under the oversight of the Board of Trustees. Under the fund’s valuation policies and procedures, market quotations are not considered to be readily available for most types of debt instruments and floating rate loans and many types of derivatives. These investments are generally valued at fair value based on information from third-party pricing services. In addition, investments may be valued at fair value if the adviser determines that an investment’s value has been materially effected by events occurring after the close of the exchange or market on which the investment is principally traded (such as foreign exchange or market) and prior to the determination of the fund’s net asset value, or after the halting of trading of a specific security where trading does not resume prior to the close of the exchange or market on which the security is principally traded. The adviser generally relies on third-party pricing services or other information (such as the correlation with price movements of similar securities in the same or other markets; the type, cost and investment characteristics of the security; the business and financial condition of the issuer; and trading and other market data) to assist in determining whether to fair value and at what value to fair value an investment. The value of an investment for purposes of calculating the fund’s net asset value can differ depending on the source and method used to determine value. When fair valuation is used, the value of an investment used to determine the fund’s net asset value may differ from quoted or published prices for the same investment. There can be no assurance that the fund could obtain the fair value assigned to an investment if it were to sell the investment at the same time at which the fund determines its net asset value per share.

Various inputs are used in determining the value of the fund’s assets or liabilities. These inputs are categorized into three broad levels. In certain cases, the inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, an investment’s level within the fair value hierarchy is based on the lowest level of input that is significant to the fair value measurement. The fund’s assessment of the significance of a particular input to the fair value measurement in its entirety requires judgment, and considers factors specific to the investment. Level 1 includes unadjusted quoted prices in active markets for identical assets or liabilities. Level 2 includes other significant observable market-based inputs (including quoted prices for similar securities, interest rates, prepayment speed, and credit risk). Level 3 includes unobservable inputs, which may include the adviser’s own assumptions in determining the fair value of investments. Other financial instruments are derivative instruments not reflected in total investments, such as futures, forwards, and swap contracts.

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The following is a summary of the levels used as of January 31, 2011 in valuing the fund’s assets or liabilities:

Investments at Value	Level 1	Level 2	Level 3	Total
Equity Securities	$490,138	$442,728	$—	$932,866
U.S. Treasury Bonds & U.S. Government Agency & Equivalents	—	237,312	—	237,312
Non-U.S. Sovereign Debt	—	57,307,607	—	57,307,607
Municipal Bonds	—	426,915	—	426,915
Corporate Bonds	—	154,471,420	—	154,471,420
Residential Mortgage-Backed Securities	—	5,063,270	—	5,063,270
Commercial Mortgage-Backed Securities	—	5,721,186	—	5,721,186
Asset-Backed Securities (including CDOs)	—	4,911,434	—	4,911,434
Foreign Bonds	—	53,693,273	—	53,693,273
Floating Rate Loans	—	896,964	—	896,964
Mutual Funds	5,908,705	—	—	5,908,705

Total Investments	$6,398,843	$283,172,109	$—	$289,570,952

Other Financial Instruments
Futures	$45,517	$—	$—	$45,517
Swaps	—	27,303	—	27,303
Forward Currency Contracts	—	(495,507)	—	(495,507)

For further information regarding security characteristics, see the Portfolio of Investments.

The following is a reconciliation of level 3 assets for which significant unobservable inputs were used to determine fair value. The table presents the activity of level 3 securities held at the beginning and the end of the period.

Equity Securities
Balance as of 10/31/10	$29,171
Accrued discounts/premiums	—
Realized gain (loss)	(10,199)
Change in unrealized appreciation (depreciation)	(18,972)
Purchases	—
Sales	0
Transfers into level 3	—
Transfers out of level 3	—

Balance as of 1/31/11	$—

(2) Portfolio Securities

The cost and unrealized appreciation and depreciation in the value of the investments owned by the fund, as computed on a federal income tax basis, are as follows:

Aggregate cost	$276,793,282

Gross unrealized appreciation	$18,966,020
Gross unrealized depreciation	(6,188,350)

Net unrealized appreciation (depreciation)	$12,777,670

The aggregate cost above includes prior fiscal year end tax adjustments, if applicable.

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(3) Derivative Contracts at 1/31/11

Forward Foreign Currency Exchange Contracts at 1/31/11

Type	Currency	Counterparty	Contracts to Deliver/Receive	Settlement Date Range	In Exchange For	Contracts at Value	Net Unrealized Appreciation (Depreciation)
Asset Derivatives
SELL	CAD	Goldman Sachs International	1,635,747	4/12/11	$1,644,859	$1,631,244	13,615
BUY	EUR	Deutsche Bank	1,143,355	4/12/11	1,476,837	1,564,109	87,272
BUY	EUR	UBS AG	549,131	3/15/11	721,901	751,468	29,567
BUY	IDR	JPMorgan Chase	4,086,041,000	2/14/11	447,295	450,813	3,518
BUY	SEK	CS First Boston	281,704	4/12/11	41,271	43,554	2,283

							$136,255

Liability Derivatives
BUY	CNY	JPMorgan Chase	9,233,000	3/18/11	$1,408,543	$1,397,402	(11,141)
SELL	EUR	UBS AG	9,885,885	3/15/11	13,057,672	13,528,504	(470,832)
SELL	GBP	Barclays Bank	1,021,362	4/12/11	1,580,997	1,635,231	(54,234)
SELL	GBP	Deutsche Bank	1,021,362	4/12/11	1,580,670	1,635,231	(54,561)
SELL	JPY	CS First Boston	256,897,547	4/12/11	3,090,534	3,131,528	(40,994)

							$(631,762)

Futures Contracts Outstanding at 1/31/11

Description	Currency	Contracts	Value	Expiration Date	Unrealized Appreciation (Depreciation)
Asset Derivatives
Interest Rate Futures
U.S. Treasury Bond 30 yr (Short)	USD	18	$2,171,250	March -2011	$100,062

Liability Derivatives
Interest Rate Futures
U.S. Treasury Note 10 yr (Long)	USD	15	$1,811,953	March -2011	$(54,545)

Swap Agreements at 1/31/11

Expiration	Notional Amount		Counterparty	Cash Flows to Receive	Cash Flows to Pay		Fair Value
Asset Derivatives
Credit Default Swaps
9/20/14	USD 1,260,000	(a)	Goldman Sachs International	1.00% (fixed rate)		(1)	$27,303

(1)	Fund, as protection seller, to pay notional amount upon a defined credit event by Cargill Inc., 7.375%, 10/01/2025, an A2 rated bond. The fund entered into the contract to gain issuer exposure.
(a)	Net unamortized premiums received by the fund amounted to $2,108.

The credit ratings presented here are an indicator of the current payment/performance risk of the related swap, the reference obligation for which may be either a single security or, in the case of a credit default index, a basket of securities issued by corporate or sovereign issuers. Each reference security, including each individual security within a reference basket of securities, is assigned a rating from Moody’s Investor Service. If not rated by Moody’s, the rating will be that assigned by Standard & Poor’s. Likewise, if not

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assigned by Standard & Poor’s, it will be based on the rating assigned by Fitch, Inc. The ratings for a credit default index are calculated by MFS as a weighted average of the external credit ratings of the individual securities that compose the index’s reference basket of securities.

Although contract-specific, credit events generally consist of a combination of the following: bankruptcy, failure to pay, restructuring, obligation acceleration, obligation default, or repudiation/moratorium, each as defined in the 2003 International Swaps and Derivatives Association (ISDA) Credit Derivatives Definitions as amended by the relevant contract. Restructuring is generally not applicable when the reference obligation is issued by a North American corporation and obligation acceleration, obligation default, or repudiation/moratorium are generally only applicable when the reference obligation is issued by a sovereign entity or an entity in an emerging country. The maximum amount of future, undiscounted payments that the fund, as protection seller, could be required to make is equal to the swap’s notional amount.

At January 31, 2011, the fund had sufficient cash and/or other liquid securities to cover any commitments under these derivative contracts.

(4) Transactions in Underlying Affiliated Funds-Affiliated Issuers

An affiliated issuer may be considered one in which the fund owns 5% or more of the outstanding voting securities, or a company which is under common control. For the purposes of this report, the fund assumes the following to be affiliated issuers:

Underlying Affiliated Funds	Beginning Shares/Par Amount	Acquisitions Shares/Par Amount	Dispositions Shares/Par Amount	Ending Shares/Par Amount
MFS Institutional Money Market Portfolio	3,146,433	19,147,783	(16,385,511)	5,908,705

Underlying Affiliated Funds	Realized Gain (Loss)	Capital Gain Distributions	Dividend Income	Ending Value
MFS Institutional Money Market Portfolio	$—	$—	$1,667	$5,908,705

(5) Issuer Country Weightings

Issuer country weighting percentages of portfolio holdings based on net assets, as of January 31, 2011, are as follows:

United States	61.5%
Japan	5.1%
United Kingdom	5.1%
France	3.7%
Germany	3.0%
Netherlands	2.6%
Canada	2.4%
Italy	1.9%
Brazil	1.7%
Other Countries	13.0%

The issuer country weighting percentages include both accrued interest amounts and the equivalent exposure from any derivative holdings, if applicable.

ITEM 2.	CONTROLS AND PROCEDURES.

(a)	Based upon their evaluation of the effectiveness of the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “Act”)) as conducted within 90 days of the filing date of this Form N-Q, the registrant’s principal financial officer and principal executive officer have concluded that those disclosure controls and procedures provide reasonable assurance that the material information required to be disclosed by the registrant on this report is recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission’s rules and forms.

(b)	There were no changes in the registrant’s internal controls over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

ITEM 3.	EXHIBITS.

File as exhibits as part of this Form a separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Act (17 CFR 270.30a-2): Attached hereto.

Notice

A copy of the Amended and Restated Declaration of Trust, as amended, of the Registrant is on file with the Secretary of State of The Commonwealth of Massachusetts and notice is hereby given that this instrument is executed on behalf of the Registrant by an officer of the Registrant as an officer and not individually and the obligations of or arising out of this instrument are not binding upon any of the Trustees or shareholders individually, but are binding only upon the assets and property of the respective constituent series of the Registrant.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant: MFS SERIES TRUST VIII

By (Signature and Title)*	MARIA F. DIORIODWYER
Maria F. DiOrioDwyer, President

Date: March 21, 2011

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*	MARIA F. DIORIODWYER
Maria F. DiOrioDwyer, President
(Principal Executive Officer)

Date: March 21, 2011

By (Signature and Title)*	JOHN M. CORCORAN
John M. Corcoran, Treasurer (Principal Financial Officer and Accounting Officer)

Date: March 21, 2011

*	Print name and title of each signing officer under his or her signature.